16. Share Based Payments (Tables)	12 Months Ended
Dec. 31, 2017
Share Based Payments Tables
Assumptions of Options Granted
	2016	2017

Fair value at grant date	$1.99	$1.10
Share price at grant date	$3.55	$2.00
Exercise price	$3.57	$2.03
Expected volatility	69%	70%
Expected life	5.90	5.90
Expected dividends	0.00	0.00
Risk-free interest rate	-0.32%	-0.23%